Transactions with Affiliates - Summary of Affiliate Transactions Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Revenues and other	[1]	$ 1,752,072	$ 1,533,377	$ 1,200,060
Equity income, net	[1],[2],[3],[4]	71,251	57,836	22,948
Cost of product	[1],[5]	528,369	458,379	377,626
Operation and maintenance	[1],[5]	331,972	293,710	235,971
General and administrative	[1],[5]	41,319	38,561	34,766
Operating expenses	[1]	1,723,017	1,036,473	897,389
Interest income	[1],[6]	16,900	16,900	16,900
Interest expense	[1],[7]	113,872	76,766	51,797
Distributions to unitholders	[1],[8]	545,143	408,621	299,101
Above-market component of swap extensions with Anadarko	[1],[8]	18,449	0	0
Affiliates [Member]
Related Party Transaction [Line Items]
Revenues and other	[1],[4]	1,220,639	1,203,974	957,912
Cost of product	[4]	167,354	127,930	136,696
Operation and maintenance	[9]	77,061	71,386	67,308
General and administrative	[10]	33,903	31,308	28,369
Operating expenses		278,318	230,624	232,373
Interest expense	[11]	14,398	0	0
Distributions to unitholders	[12]	$ 314,200	$ 234,024	$ 169,150

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Income earned from equity investments is classified as affiliate. See Note 1.
[3]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[4]	Represents amounts earned or incurred on and subsequent to the date of acquisition of the Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets, recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $167.4 million, $127.9 million and $136.7 million for the years ended December 31, 2015, 2014 and 2013, respectively. Operation and maintenance includes charges from Anadarko of $77.1 million, $71.4 million and $67.3 million for the years ended December 31, 2015, 2014 and 2013, respectively. General and administrative includes charges from Anadarko of $33.9 million, $31.3 million and $28.4 million for the years ended December 31, 2015, 2014 and 2013, respectively. See Note 5.
[6]	Represents interest income recognized on the note receivable from Anadarko.
[7]	Includes affiliate (as defined in Note 1) interest expense of $14.4 million for the year ended December 31, 2015, and zero for each of the years ended December 31, 2014 and 2013. See Note 2 and Note 12.
[8]	See Note 5.
[9]	Represents expenses incurred on and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.
[10]	Represents general and administrative expense incurred on and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plans within this Note 5).
[11]	For the year ended December 31, 2015, includes accretion expense recognized on the Deferred purchase price obligation - Anadarko for the acquisition of DBJV (see Note 2 and Note 12).
[12]	Represents distributions paid under the partnership agreement (see Note 3 and Note 4).